LG QRAFT AI-Powered U.S. Large Cap Core ETF SCHEDULE OF INVESTMENTS	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
COMMUNICATION SERVICES – 8.2%
Alphabet, Inc., Class A*	585	$81,958
AT&T, Inc.	373	6,598
Meta Platforms, Inc., Class A*	235	91,683
Netflix, Inc.*	193	108,873
T-Mobile US, Inc.	64	10,319
Verizon Communications, Inc.	336	14,230
Walt Disney Co. (The)	79	7,588
		321,249
CONSUMER DISCRETIONARY – 9.0%
Amazon.com, Inc.*	571	88,619
Chipotle Mexican Grill, Inc.*	6	14,453
General Motors Co.	153	5,936
Home Depot, Inc. (The)	231	81,534
Lululemon Athletica, Inc.*	21	9,530
NIKE, Inc., Class B	833	84,575
Tesla, Inc.*	370	69,297
		353,944
CONSUMER STAPLES – 12.2%
Coca-Cola Co. (The)	98	5,830
Costco Wholesale Corp.	133	92,419
Dollar General Corp.	112	14,792
Dollar Tree, Inc.*	60	7,837
Hershey Co. (The)	413	79,932
Keurig Dr Pepper, Inc.	2,465	77,499
Lamb Weston Holdings, Inc.	114	11,678
PepsiCo, Inc.	509	85,782
Procter & Gamble Co. (The)	570	89,570
Target Corp.	45	6,259
Walmart, Inc.	31	5,123
		476,721
ENERGY – 4.8%
Chevron Corp.	588	86,689
Exxon Mobil Corp.	859	88,314
Occidental Petroleum Corp.	90	5,181
Schlumberger NV	125	6,087
		186,271
FINANCIALS – 21.9%
Allstate Corp. (The)	80	12,420
American Express Co.	59	11,844
Bank of America Corp.	2,585	87,916
BlackRock, Inc.	10	7,743
Chubb Ltd	331	81,095
Citigroup, Inc.	196	11,009
Citizens Financial Group, Inc.	299	9,777
Fiserv, Inc.*	644	91,364
Globe Life, Inc.	645	79,219
Goldman Sachs Group, Inc. (The)	12	4,608
JPMorgan Chase & Co.	489	85,262
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
KeyCorp	642	$9,328
Loews Corp.	1,089	79,345
MarketAxess Holdings, Inc.	19	4,285
Mastercard, Inc., Class A	192	86,252
Moody's Corp.	22	8,625
PayPal Holdings, Inc.*	124	7,608
Progressive Corp. (The)	80	14,260
S&P Global, Inc.	178	79,806
Visa, Inc., Class A	319	87,170
		858,936
HEALTH CARE – 15.2%
Abbott Laboratories	740	83,731
AbbVie, Inc.	33	5,425
Amgen, Inc.	20	6,285
Bristol-Myers Squibb Co.	1,693	82,737
Cardinal Health, Inc.	111	12,120
CVS Health Corp.	90	6,693
Dexcom, Inc.*	49	5,946
Eli Lilly & Co.	134	86,512
Gilead Sciences, Inc.	62	4,852
Humana, Inc.	18	6,805
Insulet Corp.*	30	5,726
Intuitive Surgical, Inc.*	26	9,834
Johnson & Johnson	34	5,403
Merck & Co., Inc.	717	86,599
Pfizer, Inc.	2,958	80,103
Regeneron Pharmaceuticals, Inc.*	7	6,600
Thermo Fisher Scientific, Inc.	8	4,312
UnitedHealth Group, Inc.	166	84,949
Vertex Pharmaceuticals, Inc.*	30	13,001
		597,633
INDUSTRIALS – 6.7%
Automatic Data Processing, Inc.	330	81,107
Boeing Co. (The)*	393	82,939
Cintas Corp.	9	5,441
L3Harris Technologies, Inc.	34	7,086
Uber Technologies, Inc.*	1,321	86,222
		262,795
INFORMATION TECHNOLOGY – 21.4%
Accenture PLC, Class A	35	12,736
Adobe, Inc.*	143	88,343
Advanced Micro Devices, Inc.*	578	96,925
Apple, Inc.	435	80,214
Applied Materials, Inc.	30	4,929
Broadcom, Inc.	72	84,960
Cisco Systems, Inc.	99	4,968
Gartner, Inc.*	13	5,947
Intel Corp.	1,778	76,596

LG QRAFT AI-Powered U.S. Large Cap Core ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
International Business Machines Corp.	43	$7,897
Intuit, Inc.	11	6,945
Juniper Networks, Inc.	406	15,006
KLA Corp.	11	6,534
Lam Research Corp.	9	7,426
Micron Technology, Inc.	102	8,746
Microsoft Corp.	236	93,829
NVIDIA Corp.	154	94,752
Oracle Corp.	64	7,149
Palo Alto Networks, Inc.*	36	12,186
PTC, Inc.*	29	5,239
QUALCOMM, Inc.	49	7,277
RTX Corp.	96	8,747
Salesforce, Inc.*	320	89,949
ServiceNow, Inc.*	11	8,419
Synopsys, Inc.*	11	5,867
		841,586
MATERIALS – 0.1%
Linde PLC	13	5,263

UTILITIES – 0.2%
NRG Energy, Inc.	156	8,274

TOTAL COMMON STOCKS
(Cost $3,743,921)		3,912,672

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 5.25%(a)	11,479	11,479
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,479)		11,479
TOTAL INVESTMENTS – 100.0%
(Cost $3,755,400)		3,924,151
Other Assets in Excess of Liabilities – 0.0%		264
TOTAL NET ASSETS – 100.0%		$3,924,415

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.